Other disclosures - Disclosure of concentration of portfolio (Details) - Construction and property development loans - Spain - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 2,272	€ 2,572
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,318	2,625
Gross carrying amount | Without real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	45	180
Gross carrying amount | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	2,273	2,445
Gross carrying amount | Completed buildings | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,181	1,412
Gross carrying amount | Completed buildings | Residential
Disclosure of credit risk exposure [line items]
Financial assets	729	876
Gross carrying amount | Completed buildings | Other
Disclosure of credit risk exposure [line items]
Financial assets	452	536
Gross carrying amount | Building and other constructions under construction | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,006	969
Gross carrying amount | Building and other constructions under construction | Residential
Disclosure of credit risk exposure [line items]
Financial assets	955	907
Gross carrying amount | Building and other constructions under construction | Other
Disclosure of credit risk exposure [line items]
Financial assets	51	62
Gross carrying amount | Land | With real guarantee
Disclosure of credit risk exposure [line items]
Financial assets	86	64
Gross carrying amount | Land | Developed consolidated land
Disclosure of credit risk exposure [line items]
Financial assets	72	46
Gross carrying amount | Land | Other land
Disclosure of credit risk exposure [line items]
Financial assets	€ 14	€ 18